Pensions and other post-employment benefits - Movement in net defined benefit liability (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Funded and Unfunded plans
Balance at Beginning of period	£ (121)
Balance at End of period	(95)	£ (121)
Pension plan
Funded and Unfunded plans
Balance at Beginning of period	(36)
Balance at End of period	(15)	(36)
Pension plan
Funded and Unfunded plans
Balance at Beginning of period	(36)	(52)
Exchange adjustments	6	(2)
Service cost	(17)	(16)
Past service cost	(4)	(1)
Interest income/(cost)	0	(1)
Settlements and curtailments	1
Return on plan assets, excluding amounts include in interest	12	31
Loss arising from changes in demographic assumptions	(3)
(Loss)/Gain from change in financial assumptions	(1)	(24)
Experience (losses)/gains	(2)	(3)
Employers contributions	29	32
Scheme participants' contributions	0	0
Benefits paid	0	0
Balance at End of period	(15)	(36)
Pension plan | Fair value of assets
Funded and Unfunded plans
Balance at Beginning of period	661	594
Exchange adjustments	(28)	6
Interest income/(cost)	17	18
Return on plan assets, excluding amounts include in interest	12	31
Employers contributions	29	32
Scheme participants' contributions	7	7
Benefits paid	(38)	(27)
Balance at End of period	660	661
Pension plan | Present value of obligation
Funded and Unfunded plans
Balance at Beginning of period	(697)	(646)
Exchange adjustments	34	(8)
Service cost	(17)	(16)
Past service cost	(4)	(1)
Interest income/(cost)	(17)	(19)
Settlements and curtailments	1
Loss arising from changes in demographic assumptions	(3)
(Loss)/Gain from change in financial assumptions	(1)	(24)
Experience (losses)/gains	(2)	(3)
Scheme participants' contributions	(7)	(7)
Benefits paid	38	27
Balance at End of period	(675)	(697)
Post-employment obligations
Funded and Unfunded plans
Balance at Beginning of period	(85)	(84)
Exchange adjustments	(2)	6
Service cost	(5)	(6)
Interest income/(cost)	(4)	(2)
(Loss)/Gain from change in financial assumptions	11	(1)
Experience (losses)/gains	2	2
Benefits paid	3	1
Balance at End of period	£ (80)	£ (85)